Related Party Transactions - Schedule of Non-interest Bearing Loans and Advances from Related Parties (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties		$ 185,726	$ 191,850
Chanticleer Investors, LLC [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 185,726	$ 191,850